Document and Entity Information - shares	3 Months Ended
	Mar. 31, 2016	Apr. 29, 2016
Document and Entity Information [Abstract]
Entity Registrant Name	HAMPTON ROADS BANKSHARES INC
Entity Central Index Key	0001143155
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Document Type	S-4
Document Period End Date	Mar. 31, 2016
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	Q1
Amendment Flag	false
Entity Common Stock, Shares Outstanding		171,330,585